CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Preferred shares Preferred equity
Beginning balance (Previously stated) at Dec. 31, 2020	$ 122,642	$ 86,804	$ 7,368	$ 285	$ 15,178	$ 2,691	$ 7,530	$ (2,133)	$ 774	$ 31,693	$ 4,145
Changes in period:
Net income attributable to shareholders	2,051				2,051					2,051
Non-controlling interests	4,154	4,154
Net income	6,205
Other comprehensive (loss) income							(116)	93	253	230
Other comprehensive (loss) income		147
Other comprehensive income	377
Comprehensive income, attributable to owners of parent	2,281						(116)	93	253	2,281
Comprehensive income, attributable to non-controlling interests	4,301	4,301
Comprehensive income	6,582
Shareholder distributions
Common equity	(930)				(930)					(930)
Preferred equity	(75)				(75)					(75)
Non-controlling interests	(5,350)	(5,350)
Other items
Issue of equity	2,503	2,791	17	(17)	(288)					(288)	0
Share-based compensation	30	0		34	(4)					30
Ownership changes	535	(123)			236	904	(628)	161	(15)	658
Total change in period	3,295	1,619	17	17	990	904	(744)	254	238	1,676	0
Ending balance at Jun. 30, 2021	125,937	88,423	7,385	302	16,168	3,595	6,786	(1,879)	1,012	33,369	4,145
Beginning balance (Previously stated) at Mar. 31, 2021	125,934	88,836	7,392	289	16,093	3,558	7,159	(2,467)	929	32,953
Beginning balance at Mar. 31, 2021											4,145
Changes in period:
Net income attributable to shareholders	816				816					816
Non-controlling interests	1,613	1,613
Net income	2,429
Other comprehensive (loss) income	508						(35)	468	75	508
Other comprehensive (loss) income	896	896
Other comprehensive income	1,404
Comprehensive income, attributable to owners of parent	1,324						(35)	468	75	1,324
Comprehensive income, attributable to non-controlling interests	2,509	2,509
Comprehensive income	3,833
Shareholder distributions
Common equity	(734)				(734)					(734)
Preferred equity	(38)				(38)					(38)
Non-controlling interests	(2,823)	(2,823)
Other items
Issue of equity	(343)	(125)	(7)	(3)	(208)					(218)	0
Share-based compensation	19	0		16	3					19
Ownership changes	89	26			236	37	(338)	120	8	63
Total change in period	3	(413)	(7)	13	75	37	(373)	588	83	416	0
Ending balance at Jun. 30, 2021	125,937	88,423	7,385	302	16,168	3,595	6,786	(1,879)	1,012	33,369	4,145
Beginning balance (Previously stated) at Dec. 31, 2021	134,741	88,386					8,281	(2,287)	1,410	42,210	4,145
Beginning balance at Dec. 31, 2021	134,741	88,386	10,538	320	17,705	6,243				42,210	4,145
Changes in period:
Net income attributable to shareholders	1,949				1,949					1,949
Non-controlling interests	2,486	2,486
Net income	4,435
Other comprehensive (loss) income	(1,250)						0	(527)	(723)	(1,250)
Other comprehensive (loss) income	(732)	(732)
Other comprehensive income	(1,982)
Comprehensive income, attributable to owners of parent	699						0	(527)	(723)	699
Comprehensive income, attributable to non-controlling interests	1,754	1,754
Comprehensive income	2,453
Shareholder distributions
Common equity	(439)				(439)					(439)
Preferred equity	(74)				(74)					(74)
Non-controlling interests	(5,728)	(5,728)
Other items
Issue of equity	1,335	1,744	(12)	(7)	(390)					(409)	0
Share-based compensation	(33)	0		38	(71)					(33)
Ownership changes	1,757	2,059			72	(306)	(11)	4	(61)	(302)
Total change in period	(729)	(171)	(12)	31	1,047	(306)	(11)	(523)	(784)	(558)	0
Ending balance at Jun. 30, 2022	134,012	88,215	10,526	351	18,752	5,937	8,270	(2,810)	626	41,652	4,145
Beginning balance (Previously stated) at Mar. 31, 2022	136,433	88,889	10,538	334	18,601	6,150	8,285	(1,940)	1,431	43,399	4,145
Changes in period:
Net income attributable to shareholders	590				590					590
Non-controlling interests	885	885
Net income	1,475
Other comprehensive (loss) income	(1,632)						0	(874)	(758)	(1,632)
Other comprehensive (loss) income	(2,111)	(2,111)
Other comprehensive income	(3,743)
Comprehensive income, attributable to owners of parent	(1,042)						0	(874)	(758)	(1,042)
Comprehensive income, attributable to non-controlling interests	(1,226)	(1,226)
Comprehensive income	(2,268)
Shareholder distributions
Common equity	(219)				(219)					(219)
Preferred equity	(37)				(37)					(37)
Non-controlling interests	(2,736)	(2,736)
Other items
Issue of equity	2,828	3,045	(12)	(2)	(203)					(217)	0
Share-based compensation	(33)	0		19	(52)					(33)
Ownership changes	44	243			72	(213)	(15)	4	(47)	(199)
Total change in period	(2,421)	(674)	(12)	17	151	(213)	(15)	(870)	(805)	(1,747)	0
Ending balance at Jun. 30, 2022	$ 134,012	$ 88,215	$ 10,526	$ 351	$ 18,752	$ 5,937	$ 8,270	$ (2,810)	$ 626	$ 41,652	$ 4,145